Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	BPV Family of Funds
CIK		dei_EntityCentralIndexKey	0001526407
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
BPV Core Diversification Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the BPV Core Diversification Fund
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the BPV Core Diversification Fund (the “Core Diversification Fund”) is to seek long-term capital appreciation.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Diversification Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Core Diversification Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Core Diversification Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Diversification Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	55.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Core Diversification Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Core Diversification Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Core Diversification Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Core Diversification Fund. The Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”), believe that isolated asset classes generally perform inconsistently and prove volatile over time. The Fund is actively managed to be diversified across the three broad asset classes of equities, fixed income, and commodities and other alternatives (each a “Core Category”) in an effort to reduce the volatility of returns. The Advisers believe exposure to these three asset classes may produce attractive returns regardless of the performance of traditional asset classes. As a result, this strategy may offer returns that have a low correlation to traditional investment strategies and may serve to hedge risk associated with investments in traditional investment strategies.

The Fund invests in each Core Category as described below:

Equities	The Fund may invest in equity securities that provide exposure to domestic and international markets, including mature and emerging markets, diverse market capitalizations, and multiple sectors. These securities may include exchange-traded funds (“ETFs”), other exchange-traded products (“ETPs”), mutual funds or common stocks or other equity securities issued by individual U.S. or foreign companies.
Fixed Income	The Fund may invest in fixed income securities of any maturity that provide exposure to sovereign or corporate debt, including domestic and international, mature and emerging, and investment grade and high yield (also known as “junk bond”) issues. These securities may include ETFs, other ETPs (e.g., exchange-traded notes (“ETNs”)) or mutual funds, domestic or foreign government securities, or domestic or foreign corporate securities.
Commodities and Other Alternatives	The Fund may invest in securities that provide exposure to commodities and other alternative assets. Types of investments purchased in this Core Category may also include direct investments in real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) or other ETPs or mutual funds that invest in or otherwise track the performance of such investments.

The percentage invested in each Core Category may range from approximately 0% to 65% of the Fund’s assets, as measured at the time of investment. In addition, the Fund may enter into a number of different types of options transactions to create directional investment exposure to Core Category investments, to hedge Fund investments or to generate option premiums for the Fund.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Core Diversification Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The Advisers’ investment strategy for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Asset Allocation Risk. While the Core Diversification Fund’s asset allocation strategy seeks to reduce risk and volatility in the Fund’s portfolio, the Fund’s asset allocation weightings may result in declines if the Core Categories in which the Fund allocates or overweights its assets decline.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• High Yield Fixed Income Securities Risk. High yield fixed income securities are generally considered speculative in nature and may subject the Fund to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Investing in Commodities. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, and geologic and environmental factors. Furthermore, investments related to gold and other precious metals and minerals may fluctuate sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign and Emerging Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be more volatile than established foreign markets.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• REIT Risk. REITs in which the Fund may invest are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• ETN Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• MLP Risk. MLPs are partnerships that may engage in, among other things, the extraction and transportation of certain energy commodities such as natural gas, crude oil or coal. A decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution, or a sustained decline in demand for such commodities, may adversely impact the financial performance of a MLP in which the Fund is invested.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Core Diversification Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Returns During This Time Period
Highest	3.28% (quarter ended March 31, 2012)
Lowest	-3.28% (quarter ended June 30, 2013)
Year to Date	-0.94% (through June 30, 2015)

Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(0.94%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.28%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.28%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Core Diversification Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPVDX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.37%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 139
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	541
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	969
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,159
2012		rr_AnnualReturn2012	3.95%
2013		rr_AnnualReturn2013	3.64%
2014		rr_AnnualReturn2014	4.13%
1 Year	[3]	rr_AverageAnnualReturnYear01	4.13%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BPV Core Diversification Fund | Advisor Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPADX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.62%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 165
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	632
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,127
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,489
1 Year	[4]	rr_AverageAnnualReturnYear01	4.12%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2013
BPV Core Diversification Fund | - Return After Taxes on Distributions | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[3]	rr_AverageAnnualReturnYear01	2.50%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BPV Core Diversification Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[3]	rr_AverageAnnualReturnYear01	2.86%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BPV Core Diversification Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	22.50%
BPV Core Diversification Fund | BofA Merrill Lynch Treasury 10+ Year TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	24.43%
Since Inception		rr_AverageAnnualReturnSinceInception	8.95%
BPV Core Diversification Fund | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	(17.01%)
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	(25.56%)
BPV Wealth Preservation Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the BPV Wealth Preservation Fund
Investment objective		rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the BPV Wealth Preservation Fund (the “Wealth Preservation Fund”) is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Wealth Preservation Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Wealth Preservation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Wealth Preservation Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wealth Preservation Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Wealth Preservation Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Wealth Preservation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Wealth Preservation Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Wealth Preservation Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (“ETPs”) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector exchange-traded funds (“ETFs”), other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Wealth Preservation Fund. An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Wealth Preservation Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. If the issuer of a fixed income security in which the Fund is invested fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• Exchange-Traded Product (“ETP”) Tracking Risks. ETPs and other securities in which a Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (“ETN”) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

May Lose Money		rr_RiskLoseMoney	An investment in the Wealth Preservation Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Wealth Preservation Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Returns During This Time Period
Highest	1.73% (quarter ended December 31, 2014)
Lowest	-0.29% (quarter ended June 30, 2013)
Year to Date	0.47% (through June 30, 2015)

Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	0.47%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.73%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.29%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown only for Institutional Shares and after-tax returns for other classes will vary.

BPV Wealth Preservation Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPVPX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[7]	rr_NetExpensesOverAssets	1.14%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 116
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	430
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	767
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,719
2012		rr_AnnualReturn2012	3.40%
2013		rr_AnnualReturn2013	3.20%
2014		rr_AnnualReturn2014	3.11%
1 Year	[8]	rr_AverageAnnualReturnYear01	3.11%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BPV Wealth Preservation Fund | Advisor Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPAPX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[7]	rr_NetExpensesOverAssets	1.39%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 142
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	510
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	902
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,003
1 Year	[9]	rr_AverageAnnualReturnYear01	2.92%
Since Inception	[9]	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	[9]	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2013
BPV Wealth Preservation Fund | - Return After Taxes on Distributions | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[8]	rr_AverageAnnualReturnYear01	2.99%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BPV Wealth Preservation Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[8]	rr_AverageAnnualReturnYear01	1.86%
Since Inception	[8]	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	[8]	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BPV Wealth Preservation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	22.50%
BPV Wealth Preservation Fund | BofA Merrill Lynch Treasury 1-3 Year TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.62%
Since Inception		rr_AverageAnnualReturnSinceInception	1.61%
BPV Wealth Preservation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.97%
Since Inception		rr_AverageAnnualReturnSinceInception	9.56%
BPV Low Volatility Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the BPV Low Volatility Fund
Investment objective		rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the BPV Low Volatility Fund (the “Low Volatility Fund”) is to simultaneously seek capital preservation while generating long-term capital appreciation.

Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund focuses on investing in a portfolio that may include both equity and fixed income securities that generate dividend or interest income (the “Long Positions”), while at the same time hedging a substantial portion of the Fund’s Long Positions using options. The Fund’s ratio of debt to equity investments will vary and the Fund may be invested up to 100% in either at any given time.

Long Positions

Equity Securities. In establishing equity positions, the Fund may invest up to 100% of its assets in exchange-traded products (“ETPs”) that track or otherwise replicate the returns of broad-based U.S. and international securities indices. The Fund may also invest in sector exchange-traded funds (“ETFs”), other ETPs or mutual funds that are diversified or that track broad-based equity indices or sectors, or common stocks issued by individual U.S. or foreign companies of any market capitalization.

Fixed Income Securities. In establishing fixed income positions, the Fund generally invests in ETPs that track or otherwise replicate the returns of broad-based investment grade U.S. and international corporate or sovereign debt indices. The Fund may also invest in other ETPs or mutual funds that are diversified or that track broad-based debt indices, or investment grade corporate debt securities of any maturity issued by individual U.S. or foreign companies or sovereign debt securities issued by the U.S. government or foreign countries.

Option Positions

The Fund may enter into a number of different types of options transactions to hedge the Fund’s Long Positions or generate option premiums for the Fund, including the purchase and sale of call and put options, option collars, option spreads and other options-based transactions. The Fund may both purchase and sell (write) call and put options.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Management Risk. The investment strategy of the Adviser and the Fund’s sub-adviser, Quintium Advisors, LLC (the “Sub-Adviser”, and with the Adviser, the “Advisers”) for the Fund may prove to be ineffective and there is no guarantee that the strategy will produce the desired results.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Fixed Income Securities Risk. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. In addition, the Fund’s fixed income investments are subject to credit risk, which is the risk that a specific issuer of a fixed income security may default on its obligations to securityholders. If an issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

• Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock and bond prices will generally decline when investors anticipate or experience rising interest rates.

• Risks Related to Options. The Fund’s use of options involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. By using options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

• Foreign Market Risk. The Fund may invest in foreign companies, either directly or through ETPs, that will cause the Fund to be exposed to risks associated with investments in foreign markets, which may include reduced liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Small and Mid-Cap Company Risk. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities’ volatility.

• ETP Tracking Risks. ETPs and other securities in which the Fund invests may not be able to replicate the performance of the indices or sectors they track because the total return generated by the securities will be reduced by transaction costs incurred by the ETP (e.g., brokerage fees incurred in rebalancing an ETF).

• Risks Related to Investing in ETFs and Other Funds. Investments in ETFs and other registered investment companies subject the Fund to paying its proportionate share of those funds’ fees and expenses. In addition, under the 1940 Act, the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

• Exchange-Traded Note (“ETN”) Risk. ETNs in which the Fund may invest are subject to credit risk, including the credit risk of the issuer, in addition to the risks of volatility and lack of liquidity in underlying assets and changes in applicable interest rates.

• Currency Risk. If the Fund invests in foreign currency denominated or foreign currency-linked securities, the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

• New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is substantially similar to the Wealth Preservation Fund managed by the Advisers since 2011, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
BPV Low Volatility Fund | BPV Low Volatility Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPVLX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[11]	rr_NetExpensesOverAssets	0.63%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 64
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	329
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	614
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,425

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Core Diversification Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Core Diversification Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Core Diversification Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Core Diversification Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Core Diversification Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.
[3]	The Core Diversification Fund Institutional Shares commenced operations on October 5, 2011
[4]	The Core Diversification Fund Advisor Shares Class commenced operations on January 2, 2013
[5]	Prior to July 1, 2014, this index was named the Dow Jones-UBS Commodity Index
[6]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[7]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Wealth Preservation Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Wealth Preservation Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 1.00%. Subject to approval by the Wealth Preservation Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Wealth Preservation Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Wealth Preservation Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.
[8]	The BPV Wealth Preservation Fund Institutional Shares commenced operations on October 5, 2011
[9]	The BPV Wealth Preservation Fund Advisor Shares commenced operations on January 2, 2013
[10]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[11]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.50%. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.50% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.